FIXED ASSETS	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
FIXED ASSETS

4.    FIXED ASSETS

Fixed assets consist of the following (dollars in thousands):

	Estimated useful lives	December 31,
		2011	2012
	(Years)
Buildings	20 – 40	$71,009	$116,157
Furniture and equipment	3 – 10	63,985	92,919
Leasehold improvements	Shorter of the lease term or the estimated useful life	165,397	206,328
Land	—	29,678	50,882

Total fixed assets		330,069	466,286
Accumulated depreciation and amortization		(92,912)	(125,910)

Fixed assets, net		$237,157	$340,376

The Company recorded depreciation expense of $25.7 million, $28.0 million and $34.4 million for the years ended December 31, 2010, 2011, and 2012, respectively.